Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [Line Items]
Cash and banks	$ 585.0	$ 125.4
Cash	585.0	125.4
Cash equivalents
Cash equivalents	270.2	1,155.5
Cash and cash equivalents	855.2	1,280.9	$ 1,270.8
Private securities [member]
Cash equivalents
Cash equivalents	64.9	352.6
Fixed deposits [member]
Cash equivalents
Cash equivalents	$ 205.3	$ 802.9